Fair Value of Financial Instruments - Summary of Financial Instruments Designated At Fair Value Through Profit Or Loss (Detail) - CAD ($) $ in Millions	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020
Securities
Amortized cost	$ 46,744	$ 48,708	$ 48,466
Loans
Consumer instalment and other personal	71,918	70,780	70,148
Credit cards	7,488	7,342	7,889
Business and government	237,702	248,752	245,662
Loans gross of allowance for loan losses	447,637	455,044	450,723
Deposits	657,201	672,500	659,034
Securitization and structured entities' liabilities	25,657	25,610	26,889
Subordinated Debt	7,144	$ 7,276	8,416
Not Carried At Fair Value [member] | At carrying value [member]
Securities
Amortized cost	46,744		48,466
Loans
Residential mortgages	130,403		126,882
Consumer instalment and other personal	71,311		69,480
Credit cards	7,187		7,556
Business and government	229,302		238,239
Loans gross of allowance for loan losses	438,203		442,157
Deposits	635,580		640,961
Securitization and structured entities' liabilities	25,022		26,889
Subordinated Debt	7,144		8,416
Not Carried At Fair Value [member] | Fair Value [Member]
Securities
Amortized cost	47,041		49,009
Loans
Residential mortgages	131,055		128,815
Consumer instalment and other personal	71,829		70,192
Credit cards	7,187		7,556
Business and government	230,747		239,929
Loans gross of allowance for loan losses	440,818		446,492
Deposits	637,131		643,156
Securitization and structured entities' liabilities	25,334		27,506
Subordinated Debt	$ 7,469		$ 8,727